NOTES PAYABLE	12 Months Ended
Dec. 31, 2013
NOTES PAYABLE [Abstract]
NOTES PAYABLE

NOTE 12 - NOTES PAYABLE

Bank acceptance notes:

	December 31,
	2013	2012
Due Jun 27,2014,	$807,194	$-
Due Jun 18,2014,	968,632	-
Due Jun 17,2014,	1,614,387	-
Due Jun 11,2014,	1,614,387	-
Due Jun 5,2014,	1,614,387	-
Due Jun 3,2014,	1,614,387	-
Due May 26,2014	1,614,387	-
Due May 21,2014	1,614,387	-
Due May 21,2014	807,194	-
Due May 21,2014	807,194	-
Due May 8,2014	807,194	-
Due May 8,2014	807,194	-
Due May 8,2014	1,614,387	-
Due May 8,2014	6,917,657	-
Due May 4,2014	1,614,387	-
Due April 12,2014, subsequently repaid on due date	807,194	-
Due April 12,2014, subsequently repaid on due date	807,194	-
Due April 11,2014, subsequently repaid on due date	1,614,387	-
Due March 30,2014, subsequently repaid on due date	1,614,387	-
Due March 30,2014, subsequently repaid on due date	1,614,387	-
Due March 13,2014, subsequently repaid on due date	1,614,387	-
Due March 5,2014, subsequently repaid on due date	1,614,387	-
Due March 5,2014, subsequently repaid on due date	1,614,387	-
Due January 30,2014, subsequently repaid on due date	1,130,071	-
Due January 25,2014, subsequently repaid on due date	1,130,071	-
Due January 25,2014, subsequently repaid on due date	1,130,071	-
Due January 25,2014, subsequently repaid on due date	807,194	-
Due January 23,2014, subsequently repaid on due date	1,614,387	-
Due January 22,2014, subsequently repaid on due date	1,614,387	-
Due January 17,2014, subsequently repaid on due date	807,194	-
Due January 12,2014, subsequently repaid on due date	807,194	-
Due January 4,2014, subsequently repaid on due date	1,614,387	-
Due January 4,2014, subsequently repaid on due date	968,632	-
Due January 4,2014, subsequently repaid on due date	645,755	-
Due January 4,2014, subsequently repaid on due date	1,614,387	-
Due January 4,2014, subsequently repaid on due date	968,632	-
Due Jun 17,2013, subsequently repaid on due date	-	792,569
Due Jun 17,2013, subsequently repaid on due date	-	1,585,138
Due Jun 6,2013, subsequently repaid on due date	-	792,569
Due Jun 6,2013, subsequently repaid on due date	-	792,569
Due May 19,2013, subsequently repaid on due date	-	396,284
Due May 19,2013, subsequently repaid on due date	-	396,284
Due May 19,2013, subsequently repaid on due date	-	792,569
Due May 19,2013, subsequently repaid on due date	-	1,585,138
Due May 16,2013, subsequently repaid on due date	-	792,569
Due May 6,2013, subsequently repaid on due date	-	396,284
Due May 6,2013, subsequently repaid on due date	-	792,569
Due May 6,2013, subsequently repaid on due date	-	1,585,138
Due May 6,2013, subsequently repaid on due date	-	396,284
Due April 23,2013, subsequently repaid on due date	-	1,585,138
Due April 23,2013, subsequently repaid on due date	-	1,585,138
Due March 28,2013, subsequently repaid on due date	-	792,569
Due March 28,2013, subsequently repaid on due date	-	1,585,138
Due March 24,2013, subsequently repaid on due date	-	3,170,275
Due March 21,2013, subsequently repaid on due date	-	1,585,138
Due March 12,2013, subsequently repaid on due date	-	1,585,138
Due March 11,2013, subsequently repaid on due date	-	1,585,138
Due March 10,2013, subsequently repaid on due date	-	1,585,138
Due March 6,2013, subsequently repaid on due date	-	1,585,138
Due March 6,2013, subsequently repaid on due date	-	1,585,138
Due February 3,2013, subsequently repaid on due date	-	1,268,110
Due February 3,2013, subsequently repaid on due date	-	1,268,110
Due January 19,2013, subsequently repaid on due date	-	1,268,110
Due January 19,2013, subsequently repaid on due date	-	1,268,110
Due January 12,2013, subsequently repaid on due date	-	1,268,110
Due January 12,2013, subsequently repaid on due date	-	1,268,110
Total	$50,990,427	$36,933,710

The interest-free notes payable, ranging from six months to one year from the date of issuance, are secured by $31,783,670 and $25,407,499 restricted cash as of December 31, 2013 and 2012, respectively. The related party guarantees the notes payable as Note 10.

All the notes payable are subject to bank charges of 0.05% of the principal amount as commission on each loan transaction. Bank charges for notes payable, included in financial expenses under the statements of operations, were $49,233, $38,421 and $25,217 for the years ended December 31, 2013, 2012 and 2011, respectively.